UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           11/10/05
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:   NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        50
                                               -------------

Form 13F Information Table Value Total:        $754,731
                                               -------------
                                                (thousands)


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                                      Form 13F INFORMATION TABLE

              COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- ------
AETNA INC NEW                     COM            00817Y108   23,689     275,000(SH)      (SOLE)                    275,000(SOLE)
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AMERICAN EAGLE OUTFITTERS NE      COM            02533E106    3,530     150,000(SH)      (SOLE)                    150,000(SOLE)
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APPLE COMPUTER INC                COM            037833100   16,083     300,000(SH)      (SOLE)                    300,000(SOLE)
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BEARINGPOINT INC                  COM            074002106    7,590   1,000,000(SH)      (SOLE)                  1,000,000(SOLE)
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BROADCOM CORP                     CL A           111320107   16,422     350,000(SH)      (SOLE)                    350,000(SOLE)
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CARDINAL HEALTH INC               COM            14149Y108   12,688     200,000(SH)      (SOLE)                    200,000(SOLE)
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CAREMARK RX INC                   COM            141705103   54,923   1,100,000(SH)      (SOLE)                  1,100,000(SOLE)
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CHESAPEAKE ENERGY CORP            COM            165167107   38,250   1,000,000(SH)      (SOLE)                  1,000,000(SOLE)
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CISCO SYS INC                     C0M            17275R102   26,880    1,500,000(SH) CALL (SOLE)                 1,500,000(SOLE)
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CISCO SYS INC                     COM            17275R102   26,880    1,500,000(SH) CALL (SOLE)                 1,500,000(SOLE)
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COMSTOCK RES INC                  COM NEW        205768203    3,281     100,000(SH)      (SOLE)                    100,000(SOLE)
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CORAUTUS GENETICS INC             COM NEW        218139202    3,382     760,000(SH)      (SOLE)                    760,000(SOLE)
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CV THERAPEUTICS INC               COM            126667104    8,025     300,000(SH)      (SOLE)                    300,000(SOLE)
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DELPHI CORP                       COM            247126105    3,036   1,100,000(SH)      (SOLE)                  1,100,000(SOLE)
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EBAY INC                          COM            278642103    6,180     150,000(SH)      (SOLE)                    150,000(SOLE)
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ENCYSIVE PHARMACEUTICALS INC      COM            29256X107    4,005     340,000(SH)      (SOLE)                    340,000(SOLE)
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EOG RES INC                       COM            26875P101    5,618      75,000(SH)      (SOLE)                     75,000(SOLE)
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FUELCELL ENERGY INC               COM            35952H106    1,097     100,000(SH)      (SOLE)                    100,000(SOLE)
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GOOGLE INC                        CL A           38259P508   56,963     180,000(SH)      (SOLE)                    180,000 SOLE)
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HALLIBURTON CO                    COM            406216101   20,556     300,000(SH)      (SOLE)                    300,000(SOLE)
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HOUSEVALUES INC                   COM            44183Y102    4,290     300,000(SH)      (SOLE)                    300,000(SOLE)
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ICICI BK LTD                      ADR            45104G104   26,838     950,000(SH)      (SOLE)                    950,000(SOLE)
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INTEGRATED DEVICE TECHNOLOGY      COM            458118106    8,324     775,000(SH)      (SOLE)                    775,000(SOLE)
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INTEGRATED ELECTRICAL SVC         COM            45811E103    8,400   3,000,000(SH)      (SOLE)                  3,000,000(SOLE)
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ISHARES INC                       MSCI JAPAN     464286848   24,380   2,000,000(SH)      (SOLE)                  2,000,000(SOLE)
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KONGZHONG CORP                    SPONSORED ADR  50047P104   32,384   2,300,000(SH)      (SOLE)                  2,300,000(SOLE)
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LAKES ENTMNT INC                  COM            51206P109    6,282     625,000(SH)      (SOLE)                    625,000(SOLE)
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MAXWELL TECHNOLOGIES INC          COM            577767106    5,295     375,000(SH)      (SOLE)                    375,000(SOLE)
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MICRON TECHNOLOGY INC             COM            595112103   13,300   1,000,000(SH)      (SOLE)                  1,000,000(SOLE)
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NABORS INDUSTRIES LTD             SHS            G6359F103   13,648     190,000(SH)      (SOLE)                    190,000(SOLE)
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NEKTAR THERAPEUTICS               COM            640268108   13,560     800,000(SH)      (SOLE)                    800,000(SOLE)
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NETEASE COM INC                   SPONSORED ADR  64110W102   36,004     400,000(SH)      (SOLE)                    400,000(SOLE)
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NETLOGIC MICROSYSTEMS INC         COM            64118B100    8,636     400,000(SH)      (SOLE)                    400,000(SOLE)
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NEXTEL PARTNERS INC               CL A           65333F107   12,550     500,000(SH)      (SOLE)                    500,000(SOLE)
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ORCHID CELLMARK INC               COM            68573C107    3,868     455,000(SH)      (SOLE)                    455,000(SOLE)
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PANACOS PHARMACEUTICALS INC       COM            69811Q106    4,627     475,000(SH)      (SOLE)                    475,000(SOLE)
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PIONEER COS INC                   COM NEW        723643300   18,647     775,000(SH)      (SOLE)                    775,000(SOLE)
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QUALCOMM INC                      COM            747525103   14,544     325,000(SH)      (SOLE)                    325,000(SOLE)
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RBC BEARINGS INC                  COM            75524B104    2,791     175,000(SH)      (SOLE)                    175,000(SOLE)
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RESEARCH IN MOTION LTD            COM            760975102   22,198     325,000(SH)      (SOLE)                    325,000(SOLE)
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RHODIA                            SPONSORED ADR  762397107    9,552   4,800,000(SH)      (SOLE)                  4,800,000(SOLE)
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SAKS INC                          COM            79377W108    7,400     400,000(SH)      (SOLE)                    400,000(SOLE)
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SATYAM COMPUTER SERVICES LTD      ADR            804098101   20,399     675,000(SH)      (SOLE)                    675,000(SOLE)
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SPRINT NEXTEL CORP                COM FON        852061100   11,890     500,000(SH)      (SOLE)                    500,000(SOLE)
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SUPERGEN INC                      COM            868059106    2,993     475,000(SH)      (SOLE)                    475,000(SOLE)
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SYMANTEC CORP                     COM            871503108   17,562     775,000(SH)      (SOLE)                    775,000(SOLE)
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TOM ONLINE INC                    ADRE REG S     889728200    1,970     100,000(SH)      (SOLE)                    100,000(SOLE)
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GRACE W R & CO DEL NEW            COM            38388F108   24,613   2,750,000(SH)      (SOLE)                  2,750,000(SOLE)
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WALTER INDS INC                   COM            93317Q105   23,237     475,000(SH)      (SOLE)                    475,000(SOLE)
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YOUBET COM INC                    COM            987413101   15,471   2,700,000(SH)      (SOLE)                  2,700,000(SOLE)
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